Fair Value Measurements - Fair Value Assumption - Warrants (Details) $ in Thousands	Mar. 31, 2024 USD ($) Y $ / shares	Dec. 31, 2023 Y $ / shares shares
Fair Value measurements
Warrants outstanding | shares		9,131,250
Warrants
Fair Value measurements
Maturity date	Dec. 19, 2028	Dec. 19, 2028
Warrants outstanding | $	$ 20
Exercise Price | Warrants
Fair Value measurements
Warrants, measurement input	11.50	11.50
Warrant term | Warrants
Fair Value measurements
Warrants, measurement input | Y	4.72	4.97
Stock Price | Warrants
Fair Value measurements
Warrants, measurement input	2.26	3.35
Risk rate | Warrants
Fair Value measurements
Warrants, measurement input	0.0413	0.0375
Volatility | Warrants
Fair Value measurements
Warrants, measurement input	0.3768	0.3329